Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Plant and machinery	Leasehold premises	Computer systems and office equipment	Renovation	Tester and tools	Motor vehicles	Total	Total
	RM	RM	RM	RM	RM	RM	RM	USD
Cost:
Balance at July 1, 2023	9,324,610	2,801,531	1,842,185	1,314,174	2,343,096	73,287	17,698,883	4,205,609
Additions	130,226	-	38,593	312,053	49,105	51,350	581,327	138,135
Write-off	(146,444)	-	(54,675)	(6,922)	-	-	(208,041)	(49,435)
Balance at June 30, 2024	9,308,392	2,801,531	1,826,103	1,619,305	2,392,201	124,637	18,072,169	4,294,309
Additions	159,419	863,305	26,688	27,540	16,203	11,000	1,104,155	262,369
Write-off	(2,827,271)	(695,627)	(31,480)	(102,810)	(98,084)	-	(3,755,272)	(892,328)
Balance at June 30, 2025	6,640,540	2,969,209	1,821,311	1,544,035	2,310,320	135,637	15,421,052	3,664,350

Accumulated depreciation
Balance at July 1, 2023	6,441,733	1,307,619	1,733,226	1,277,645	1,905,355	73,285	12,738,863	3,027,009
Depreciation	517,006	458,923	82,916	41,586	141,797	3,423	1,245,651	295,992
Write-off	(146,444)	-	(54,671)	(6,921)	-	-	(208,036)	(49,434)
Balance at June 30, 2024	6,812,295	1,766,542	1,761,471	1,312,310	2,047,152	76,708	13,776,478	3,273,567
Depreciation	485,495	469,835	36,806	81,151	140,517	10,637	1,224,441	290,952
Write-off	(2,827,267)	(347,813)	(31,467)	(102,808)	(98,069)	-	(3,407,424)	(809,673)
Balance at June 30, 2025	4,470,523	1,888,564	1,766,810	1,290,653	2,089,600	87,345	11,593,495	2,754,846

Carrying amount
Balance at June 30, 2024	2,496,097	1,034,989	64,632	306,995	345,049	47,929	4,295,691	1,020,742

Balance at June 30, 2025	2,170,017	1,080,645	54,501	253,382	220,720	48,292	3,827,557	909,504